UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-4182

Name of Fund:  BlackRock International Value Fund of BlackRock Funds II

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, BlackRock International Value Fund of BlackRock Funds II, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 06/30/2007

Date of reporting period: 01/01/07 - 03/31/07

Item 1 - Schedule of Investments


BlackRock International Value Fund of BlackRock Funds II

Schedule of Investments as of March 31, 2007                                                                    (in U.S. dollars)

                                                       Shares
Country             Industry                             Held   Common Stocks                                           Value
Australia - 4.7%    Commercial Banks - 1.0%           792,307   Australia & New Zealand Banking Group Ltd.        $    19,039,369

                    Construction Materials - 0.5%   1,335,255   Boral Ltd.                                              8,902,132

                    Industrial                      5,269,246   CSR Ltd.                                               14,538,027
                    Conglomerates - 0.7%

                    Metals & Mining - 1.8%            468,778   BHP Billiton Ltd.                                      11,336,937
                                                    2,377,291   Iluka Resources Ltd.                                   11,329,226
                                                      699,706   Newcrest Mining Ltd.                                   13,468,296
                                                                                                                  ---------------
                                                                                                                       36,134,459

                    Real Estate Investment          3,990,514   Multiplex Group                                        14,432,414
                    Trusts (REITs) - 0.7%

                                                                Total Common Stocks in Australia                       93,046,401


Belgium - 0.7%      Leisure Equipment &               590,152   AGFA-Gevaert NV                                        13,315,256
                    Products - 0.7%

                                                                Total Common Stocks in Belgium                         13,315,256


Denmark - 1.4%      Commercial Banks - 1.4%           582,158   Danske Bank A/S                                        27,084,398

                                                                Total Common Stocks in Denmark                         27,084,398


Finland - 1.4%      Electric Utilities - 1.4%         927,372   Fortum Oyj                                             27,043,550

                                                                Total Common Stocks in Finland                         27,043,550


France - 11.0%      Automobiles - 1.5%                254,582   Renault SA                                             29,774,181

                    Commercial Banks - 4.0%           301,767   BNP Paribas SA                                         31,519,472
                                                      456,761   Credit Agricole SA                                     17,810,622
                                                      164,697   Societe Generale                                       28,462,644
                                                                                                                  ---------------
                                                                                                                       77,792,738

                    Electric Utilities - 1.4%         323,666   Electricite de France SA                               27,135,385

                    Insurance - 0.7%                  342,098   AXA SA                                                 14,504,856

                    Machinery - 1.2%                   94,805   Vallourec (a)                                          24,262,603

                    Oil, Gas & Consumable             622,116   Total SA                                               43,588,592
                    Fuels - 2.2%

                                                                Total Common Stocks in France                         217,058,355


Germany - 12.8%     Air Freight & Logistics - 1.2%    771,970   Deutsche Post AG                                       23,367,718

                    Automobiles - 1.3%                444,009   Bayerische Motoren Werke AG                            26,198,423

                    Chemicals - 3.5%                  291,094   BASF AG                                                32,772,816
                                                      572,662   Bayer AG                                               36,597,002
                                                                                                                  ---------------
                                                                                                                       69,369,818

                    Construction &                    204,305   Hochtief AG                                            20,714,610
                    Engineering - 1.0%

                    Industrial Conglomerates - 1.4%   248,161   Siemens AG                                             26,526,995

                    Insurance - 2.7%                  139,986   Allianz AG Registered Shares                           28,743,702
                                                      142,366   Muenchener Rueckversicherungs AG Registered
                                                                Shares                                                 24,078,547
                                                                                                                  ---------------
                                                                                                                       52,822,249

                    Multi-Utilities - 1.7%            322,581   RWE AG                                                 34,124,406

                                                                Total Common Stocks in Germany                        253,124,219


Hong Kong - 0.5%    Real Estate Management &        4,258,000   New World Development Ltd.                              9,656,589
                    Development - 0.5%

                                                                Total Common Stocks in Hong Kong                        9,656,589


Hungary - 1.0%      Oil, Gas & Consumable             165,370   Mol Magyar Olaj- es Gazipari Rt.                       19,075,427
                    Fuels - 1.0%
                                                                Total Common Stocks in Hungary                         19,075,427


Ireland - 2.6%      Commercial Banks - 1.2%           792,639   Allied Irish Banks Plc                                 23,506,306

                    Construction Materials - 1.4%     649,850   CRH Plc                                                27,753,115

                                                                Total Common Stocks in Ireland                         51,259,421


Italy - 7.5%        Commercial Banks - 3.3%         4,058,277   Banca Intesa SpA                                       30,825,102
                                                    3,626,338   UniCredito Italiano SpA                                34,515,099
                                                                                                                  ---------------
                                                                                                                       65,340,201

                    Diversified Telecommunication   6,272,427   Telecom Italia SpA                                     17,897,519
                    Services - 2.1%                 9,884,967   Telecom Italia SpA (RNC)                               24,468,459
                                                                                                                  ---------------
                                                                                                                       42,365,978

                    Oil, Gas & Consumable           1,251,717   ENI SpA                                                40,732,345
                    Fuels - 2.1%

                                                                Total Common Stocks in Italy                          148,438,524


Japan - 16.0%       Automobiles - 3.6%                514,000   Honda Motor Co., Ltd.                                  17,927,189
                                                    2,071,000   Nissan Motor Co., Ltd.                                 22,196,818
                                                      500,400   Toyota Motor Corp.                                     32,060,591
                                                                                                                  ---------------
                                                                                                                       72,184,598

                    Beverages - 1.5%                1,823,100   Asahi Breweries Ltd.                                   29,240,148

                    Capital Markets - 0.8%          1,434,000   Mitsubishi UFJ Securities Co.                          16,379,532

                    Commercial Banks - 2.2%             1,222   Mitsubishi UFJ Financial Group, Inc.                   13,792,091
                                                        3,300   Sumitomo Mitsui Financial Group, Inc.                  29,964,358
                                                                                                                  ---------------
                                                                                                                       43,756,449

                    Household Durables - 1.1%       1,376,000   Sekisui House Ltd.                                     21,415,343

                    Insurance - 1.2%                1,848,000   Sompo Japan Insurance, Inc.                            23,037,271

                    Leisure Equipment &               644,800   Namco Bandai Holdings, Inc.                            10,062,688
                    Products - 0.5%

                    Metals & Mining - 1.0%          3,685,000   Sumitomo Metal Industries Ltd.                         19,044,170

                    Office Electronics - 1.1%         395,500   Canon, Inc.                                            21,245,036

                    Oil, Gas & Consumable           1,901,000   Nippon Mining Holdings, Inc.                           16,406,288
                    Fuels - 0.8%

                    Pharmaceuticals - 1.1%            331,000   Takeda Pharmaceutical Co., Ltd.                        21,712,746

                    Trading Companies &             3,232,000   Sojitz Corp. (a)                                       13,466,667
                    Distributors - 0.7%

                    Wireless Telecommunication          1,026   KDDI Corp.                                              8,193,025
                    Services - 0.4%

                                                                Total Common Stocks in Japan                          316,143,961


Netherlands - 1.2%  Metals & Mining - 1.2%            456,693   Arcelor Mittal                                         24,250,320

                                                                Total Common Stocks in the Netherlands                 24,250,320


Norway - 2.0%       Industrial Conglomerates - 0.6%   157,335   Orkla ASA                                              11,091,596

                    Oil, Gas & Consumable           1,009,667   Statoil ASA                                            27,491,221
                    Fuels - 1.4%

                                                                Total Common Stocks in Norway                          38,582,817


Singapore - 1.2%    Commercial Banks - 0.7%           959,000   United Overseas Bank Ltd.                              13,274,231

                    Industrial Conglomerates - 0.5%   848,000   Keppel Corp. Ltd.                                      10,619,912

                                                                Total Common Stocks in Singapore                       23,894,143


South Korea - 1.5%  Metals & Mining - 0.6%             26,137   POSCO                                                  10,973,762

                    Semiconductors & Semiconductor     29,890   Samsung Electronics Co., Ltd.                          17,886,979
                    Equipment - 0.9%

                                                                Total Common Stocks in South Korea                     28,860,741


Spain - 3.6%        Commercial Banks - 3.6%         1,339,447   Banco Bilbao Vizcaya Argentaria SA                     32,887,209
                                                    2,124,291   Banco Santander Central Hispano SA                     37,911,978

                                                                Total Common Stocks in Spain                           70,799,187


Sweden - 1.3%       Diversified Financial           1,045,603   Investor AB                                            24,856,805
                    Services - 1.3%

                                                                Total Common Stocks in Sweden                          24,856,805


Switzerland - 7.1%  Capital Markets - 3.7%            557,102   Credit Suisse Group                                    39,978,023
                                                      563,784   UBS AG                                                 33,498,091
                                                                                                                  ---------------
                                                                                                                       73,476,114

                    Insurance - 1.5%                  326,161   Swiss Reinsurance Registered Shares                    29,793,746

                    Pharmaceuticals - 1.9%            634,168   Novartis AG Registered Shares                          36,375,353

                                                                Total Common Stocks in Switzerland                    139,645,213


Taiwan - 1.0%       Computers &                     7,262,000   Lite-On Technology Corp.                                9,381,437
                    Peripherals - 0.5%

                    Semiconductors &               12,950,442   Vanguard International Semiconductor Corp.             10,918,571
                    Semiconductor
                    Equipment - 0.5%

                                                                Total Common Stocks in Taiwan                          20,300,008


United              Aerospace & Defense - 1.8%      3,810,976   BAE Systems Plc                                        34,497,293
Kingdom - 19.6%
                    Commercial Banks - 2.8%         1,585,444   Barclays Plc                                           22,494,542
                                                    1,587,062   HBOS Plc                                               32,698,780
                                                                                                                  ---------------
                                                                                                                       55,193,322

                    Food Products - 2.0%            1,312,279   Unilever Plc                                           39,535,965

                    Insurance - 2.8%                1,444,550   Aviva Plc                                              21,277,243
                                                    2,399,626   Prudential Plc                                         33,881,017
                                                                                                                  ---------------
                                                                                                                       55,158,260

                    Oil, Gas & Consumable           1,614,813   Royal Dutch Shell Plc Class B                          53,734,946
                    Fuels - 2.7%

                    Pharmaceuticals - 2.5%          1,796,384   GlaxoSmithKline Plc                                    49,384,034

                    Specialty Retail - 0.9%         2,728,991   Kesa Electricals Plc                                   18,205,088

                    Tobacco - 1.6%                  1,002,466   British American Tobacco Plc                           31,346,173

                    Wireless Telecommunication     18,141,978   Vodafone Group Plc                                     48,374,325
                    Services - 2.5%

                                                                Total Common Stocks in the United Kingdom             385,429,406

                                                                Total Common Stocks
                                                                (Cost - $1,511,941,212) - 98.1%                     1,931,864,741



                                                                Other Interests (d)
United              Electric Utilities - 0.0%          70,000   British Energy Plc Deferred Shares                              0
Kingdom - 0.0%

                                                                Total Other Interests - (Cost - $0) - 0.0%                      0



                                                         Face
                                                       Amount   Short-Term Securities
United              Time Deposits - 0.0%         $        570   Brown Brothers Harriman & Co., 4.69% due
States - 0.0%                                                   4/02/2007                                                     570



                                                   Beneficial
                                                     Interest
                                                $  29,631,636   BlackRock Liquidity Series, LLC Cash
                                                                Sweep Series, 5.26% (b)(c)                             29,631,636

                                                                Total Short-Term Securities
                                                                (Cost - $29,632,206) - 1.5%                            29,632,206

                                                                Total Investments
                                                                (Cost - $1,541,573,418*) - 99.6%                    1,961,496,947
                                                                Other Assets Less Liabilities - 0.4%                    8,385,267
                                                                                                                  ---------------
                                                                Net Assets - 100.0%                               $ 1,969,882,214
                                                                                                                  ===============


  * The cost and unrealized appreciation (depreciation) of investments, as of March 31, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                               $    1,560,588,682
                                                 ==================
    Gross unrealized appreciation                $      413,409,980
    Gross unrealized depreciation                      (12,501,715)
                                                 ------------------
    Net unrealized appreciation                  $      400,908,265
                                                 ==================

(a) Non-income producing security.

(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                  Net              Interest
    Affiliate                                   Activity            Income

    BlackRock Liquidity Series, LLC
    Cash Sweep Series                       $   (18,274,209)     $  1,529,800


(c) Represents the current yield as of March 31, 2007.

(d) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

  o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of the report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

  o Forward foreign exchange contracts as of March 31, 2007, were as follows:


    Foreign Currency                    Settlement                Unrealized
    Purchased                              Date                  Appreciation

    AUD   2,563,139                     April 2007               $      1,706
                                                                 ------------
    Total Unrealized Appreciation on Forward Foreign
    Exchange Contracts - Net (USD Commitment - $2,071,911)       $      1,706
                                                                 ============


    Foreign Currency                    Settlement                Unrealized
    Sold                                   Date                  Appreciation

    EUR     870,917                     April 2007               $        431
                                                                 ------------
    Total Unrealized Appreciation on Forward Foreign
    Exchange Contracts - Net (USD Commitment - $1,164,064)       $        431
                                                                 ============


  o Currency Abbreviations:
    AUD    Australian Dollar
    EUR    Euro
    USD    U.S. Dollar



Item 2 -   Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 -   Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock International Value Fund of BlackRock Funds II


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock International Value Fund of BlackRock Funds II


Date:  May 21, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock International Value Fund of BlackRock Funds II


Date:  May 21, 2007


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       BlackRock International Value Fund of BlackRock Funds II


Date:  May 21, 2007